American Century Mutual Funds, Inc. Statement of Additional Information Supplement
Supplement dated February 16, 2018 ■ Statement of Additional Information dated April 10, 2017
The entries for Michael Orndorff, Marcus A. Scott and Greg Walsh are deleted from the Accounts Managed table on page 44 of the Statement of Additional Information.
The following entries replace the current entries for Joseph Reiland and Gregory J. Woodhams in the Accounts Managed table on page 44 of the Statement of Additional Information.

		Registered Investment Companies (e.g., American Century Investments funds and American Century Investments - subadvised funds)	Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plans)	Other Accounts (e.g., separate accounts and corporate accounts, including incubation strategies and corporate money)
Joseph Reiland	Number of Accounts	4	0	0
	Assets	$1.6 billion(1)	N/A	N/A
Gregory J. Woodhams	Number of Accounts	5	2	1
	Assets	$11.2 billion(2)	$416.5 million	$486 million

[1]	Includes $105.1 million in Adaptive Equity, $1.2 billion in All Cap Growth and $252.6 million in Sustainable Equity. Information is provided as of February 14, 2018.
2 Includes $1.2 billion in All Cap Growth, $8.5 billion in Growth, $1.3 billion in NT Growth and $252.6 million in Sustainable Equity. Information is provided as of February 14, 2018.

The following entry is added for Rob Brookby in the Accounts Managed table on page 44 of the Statement of Additional Information.

		Registered Investment Companies (e.g., American Century Investments funds and American Century Investments - subadvised funds)	Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plans)	Other Accounts (e.g., separate accounts and corporate accounts, including incubation strategies and corporate money)
Rob Brookby	Number of Accounts	3	1	1
	Assets	$6.3 billion(1)	$237.3 million	$12.7 million

[1]	Includes $5.0 billion in Heritage and $793.6 million in NT Heritage. Information is provided as of February 14, 2018.

The following replaces the entries for All Cap Growth, Heritage and NT Heritage in the Ownership of Securities table on pages 47-48 of the Statement of Additional Information. Mr. Yogasundram's information is as of October 31, 2016. All other information is provided as of February 14, 2018.

Ownership of Securities
Aggregate Dollar Range of Securities in Fund
All Cap Growth
Joseph Reiland	C
Gregory J. Woodhams	C
Heritage
Rob Brookby	A
Nalin Yogasundram	A
NT Heritage
Rob Brookby(1)	A
Nalin Yogasundram(1)	A

[1]	The portfolio managers cannot invest directly in this fund, which is available for purchase only by certain funds of funds advised by American Century Investments.

©2018 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SPL-93784 1802